SHAREHOLDERS' EQUITY (Schedule Of Option Activity) (Details) - Employees Directors And Non Employees [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of options
Options outstanding at beginning of year	8,157,749
Options granted	1,576,500
Options forfeited	(1,086,404)
Options expired	(274,100)
Options outstanding at end of year	8,373,745	8,157,749
Exercisable at end of year	5,017,329
Weighted average exercise price
Options outstanding at beginning of year	$ 5.43
Options granted	1.2
Options forfeited	5.49
Options expired	4.92
Options outstanding at end of year	4.65	$ 5.43
Exercisable at end of year	$ 5.71
Weighted average remaining contractual life
Options outstanding	6 years 7 months 9 days	6 years 3 months 25 days
Exercisable at end of year	5 years 1 month 24 days
Aggregate intrinsic value
Options outstanding at end of year	$ 1,912
Exercisable at end of year	$ 117